Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Large Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — 98.6%
Aerospace & Defense — 1.0%
Hexcel Corp.*	19,114	$1,070,384
Raytheon Technologies Corp.	9,560	738,701
		1,809,085
Agriculture — 3.4%
Philip Morris International, Inc.	73,103	6,487,160
Apparel — 0.9%
Deckers Outdoor Corp.*	5,080	1,678,534
Auto Parts & Equipment — 2.3%
BorgWarner, Inc.	44,854	2,079,431
Gentex Corp.	64,170	2,288,944
		4,368,375
Banks — 9.9%
Citigroup, Inc.	49,286	3,585,556
JPMorgan Chase & Co.	29,438	4,481,347
Northern Trust Corp.	25,210	2,649,823
The Goldman Sachs Group, Inc.	4,777	1,562,079
Wells Fargo & Co.	165,467	6,464,796
		18,743,601
Biotechnology — 4.9%
Alexion Pharmaceuticals, Inc.*	27,082	4,141,109
Amgen, Inc.	20,311	5,053,580
		9,194,689
Commercial Services — 3.1%
FleetCor Technologies, Inc.*	9,525	2,558,701
Robert Half International, Inc.	43,516	3,397,294
		5,955,995
Computers — 6.5%
Cognizant Technology Solutions Corp., Class A	35,188	2,748,887
Leidos Holdings, Inc.	43,259	4,164,976
Lumentum Holdings, Inc.*	17,271	1,577,706
MAXIMUS, Inc.	42,230	3,760,159
		12,251,728
Distribution & Wholesale — 2.7%
LKQ Corp.*	120,714	5,109,824
Diversified Financial Services — 0.6%
Capital One Financial Corp.	8,679	1,104,229
Electrical Components & Equipment — 3.6%
Acuity Brands, Inc.	6,655	1,098,075
Emerson Electric Co.	56,181	5,068,650
Littelfuse, Inc.	2,460	650,522
		6,817,247
Electronics — 2.6%
Garmin Ltd.	9,617	1,268,001
Hubbell, Inc.	13,338	2,492,739
Keysight Technologies, Inc.*	8,334	1,195,096
		4,955,836
	Number of Shares	Value†

Engineering & Construction — 1.3%
EMCOR Group, Inc.	22,470	$2,520,235
Healthcare Services — 1.8%
Anthem, Inc.	9,692	3,478,943
Home Builders — 2.4%
D.R. Horton, Inc.	51,145	4,558,042
Household Products & Wares — 0.4%
Avery Dennison Corp.	4,050	743,783
Insurance — 7.7%
Aflac, Inc.	25,572	1,308,775
Berkshire Hathaway, Inc., Class B*	28,483	7,276,552
Fidelity National Financial, Inc.	29,054	1,181,336
The Allstate Corp.	41,325	4,748,242
		14,514,905
Internet — 3.2%
eBay, Inc.	47,160	2,888,079
F5 Networks, Inc.*	14,965	3,121,998
		6,010,077
Iron & Steel — 1.1%
Steel Dynamics, Inc.	40,120	2,036,491
Machinery — Diversified — 4.6%
Altra Industrial Motion Corp.	27,920	1,544,534
Cactus, Inc., Class A	22,424	686,623
Crane Co.	10,460	982,299
Curtiss-Wright Corp.	12,955	1,536,463
Flowserve Corp.	28,000	1,086,680
The Middleby Corp.*	5,072	840,684
Westinghouse Air Brake Technologies Corp.	25,909	2,050,956
		8,728,239
Media — 3.8%
Comcast Corp., Class A	132,014	7,143,278
Metal Fabricate/Hardware — 0.8%
Valmont Industries, Inc.	6,190	1,471,177
Mining — 0.9%
BHP Group Ltd., ADR	24,145	1,675,422
Miscellaneous Manufacturing — 0.8%
3M Co.	7,840	1,510,611
Oil & Gas — 2.8%
Chevron Corp.	9,714	1,017,930
ConocoPhillips	17,220	912,144
EOG Resources, Inc.	23,013	1,669,133
Helmerich & Payne, Inc.	22,321	601,774
Phillips 66	12,841	1,047,055
		5,248,036
Pharmaceuticals — 5.7%
Cigna Corp.	16,991	4,107,404

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Large Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Pharmaceuticals — (continued)
Pfizer, Inc.	63,609	$2,304,554
Roche Holding AG, ADR	110,112	4,466,143
		10,878,101
Real Estate — 2.1%
CBRE Group, Inc., Class A*	51,341	4,061,587
Retail — 8.6%
AutoZone, Inc.*	1,850	2,597,955
Dollar General Corp.	13,980	2,832,628
MSC Industrial Direct Co., Inc., Class A	26,447	2,385,255
Murphy USA, Inc.	8,676	1,254,202
Target Corp.	18,002	3,565,656
Walmart, Inc.	26,530	3,603,570
		16,239,266
Semiconductors — 1.5%
Lam Research Corp.	2,124	1,264,290
MKS Instruments, Inc.	8,620	1,598,320
		2,862,610
Telecommunications — 4.9%
Ciena Corp.*	12,500	684,000
Cisco Systems, Inc.	68,612	3,547,926
Verizon Communications, Inc.	86,797	5,047,246
		9,279,172
Transportation — 2.7%
Kansas City Southern	7,622	2,011,598
Knight-Swift Transportation Holdings, Inc.	63,764	3,066,411
		5,078,009
TOTAL COMMON STOCKS (Cost $144,880,574)		186,514,287

REAL ESTATE INVESTMENT TRUSTS — 0.5%
Apartments — 0.5%
Mid-America Apartment Communities, Inc. (Cost $660,243)	6,290	908,024

SHORT-TERM INVESTMENTS — 3.0%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.010%) (Cost $5,670,462)	5,670,462	5,670,462
TOTAL INVESTMENTS — 102.1% (Cost $151,211,279)		$193,092,773
Other Assets & Liabilities — (2.1)%		(4,031,371)
TOTAL NET ASSETS — 100.0%		$189,061,402

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
ADR— American Depositary Receipt.
AG— Aktiengesellschaft.
Country Weightings as of 03/31/2021††
United States	96%
Switzerland	3
Australia	1
Total	100%
††	% of total investments as of March 31, 2021.

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